OTHER LONG-TERM DEBT (Schedule of Maturity Operating Leases Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4,532
2023	2,711
2024	2,227
2025	2,202
2026	2,222
Thereafter	671
Total	14,565
Less - imputed interest	(452)
Total	$ 14,113	$ 18,990